Share based compensation - Narrative (Details) - Share options - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards, expiration period	5 years
Aggregate number of share options authorized (in shares)	6,897,000
Fair values of the share options	$ 2.6		$ 1.7
Weighted average remaining life for vested options	1 year 2 months 8 days	2 years 3 days	2 years 10 months 9 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years